Trade and Other Payables - Disclosure of Trade and Other Payables (Details) - ZAR (R) R in Millions	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Financial liabilities
Trade payables	R 1,269	R 706
Current lease liabilities	107	60
Other liabilities	129	204
Non-financial liabilities
Payroll accruals	847	616
Leave liabilities	731	537	R 540
Shaft related accruals	928	585
Other accruals	211	213
Value added tax	163	85
Income and mining tax	4	0
Total current trade and other payables	R 4,389	R 3,006